Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
VITAS Segment During 2012 [Member]
Business Acquisition, Purchase Price Allocation

Identifiable intangible assets	$373
Goodwill	5,094
Other assets and liabilities - net	433
$5,900

VITAS Segment During 2011 [Member]
Business Acquisition, Purchase Price Allocation

Working capital	$382
Identifiable intangible assets	951
Goodwill	2,320
Other assets and liabilities - net	11
$3,664

Roto-Rooter [Member]
Business Acquisition, Purchase Price Allocation

Working capital	$268
Identifiable intangible assets	589
Goodwill	8,225
Other assets and liabilities - net	387
$9,469